Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019
Principal amounts	$ 1,062,764
Less: unamortized debt discount		$ (1,287,473)
Notes payable - long-term	437,594
Notes Payable [Member]
Principal amounts	4,357,138		3,187,125
Less: unamortized debt discount			(762,122)
Principal amounts, net	4,357,138		2,425,003
Less: current portion of notes payable	(3,919,544)		(2,425,003)
Notes payable - long-term	$ 437,594